FINANCIAL INSTRUMENTS - Sensitivity Analysis of Foreign Currencies Against U.S. Dollar and Impact on Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	$ (13,191)	$ (6,311)
Currency risk | Canadian dollar
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	(10,597)	(3,786)
Currency risk | Indian Rupee
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	$ (2,594)	$ (2,525)